LOANS PAYABLE (Details Narrative) - CAD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 13, 2026	Dec. 31, 2025	Dec. 29, 2025	Dec. 22, 2025	Nov. 26, 2025	Oct. 06, 2025	Jul. 28, 2025	Mar. 10, 2025	Dec. 31, 2024	Jun. 20, 2024	Dec. 05, 2023
IfrsStatementLineItems [Line Items]
Repayments Of Borrowings		$ 13,535				$ 202,056
Number of shares issued					65,784	1,946,365	45,454
Borrowings				$ 2,645,502							$ 5,069,589
Loans payable in default		$ 70,408		7,297,100
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued						69,929
Loan A [Member]
IfrsStatementLineItems [Line Items]
Interest Rate On Loan		11.00%											11.00%
Loans payable in default	[1]	$ 62,648		69,429
Loan B [Member]
IfrsStatementLineItems [Line Items]
Proceeds From Borrowings			$ 627,255					$ 1,395,500		$ 1,515,255
Borrowing Costs Capitalised During Period		230,682
Loans payable in default	[2]	8,130,123		7,150,626
Loan C [Member]
IfrsStatementLineItems [Line Items]
Repayments Of Borrowings				124,126,824
Proceeds From Borrowings												$ 150,000,000
Loans payable in default	[3]			63,467
Loan D [Member]
IfrsStatementLineItems [Line Items]
Repayments Of Borrowings		5,820		9,699
Proceeds From Borrowings									$ 23,279
Borrowings				13,579
Loans payable in default	[4]	$ 7,761		$ 13,579

[1]	The amount due to a non-related party was replaced with an unsecured loan of USD 394,781 (CAD 536,073), including interest of USD 75,930 (CAD 103,105), dated December 5, 2023. The loan bears interest at a fixed rate of 11% per annum and was payable over 24 months in blended principal and interest payments.
[2]	The loan is pursuant to a two-year term loan facility of USD 5,000,000 (CAD 6,834,000 dated April 26, 2024 with FEI Ongrid to NuRAN Wireless (Africa) Holding. The loan is secured on the business and assets of NuRAN Wireless Cameroon Ltd and NuRAN Wireless DRC SA under a general security agreement and bears interest at the Secured Overnight Financing Rate (SOFR) plus 8.5% per annum. Interest accrues but is not payable until maturity. The terms of the loan were amended extending the maturity date to April 26, 2027 with interest partially paid in cash in accordance with an agreed schedule to maturity.
[3]	The loan, secured by guarantee of the parent company, is pursuant to a bank facility of CFA 150,000,000 (approx. $366K) with Société Générale Cameron to NuRAN Cameroon Ltd, dated June 20, 2024. The disbursement was made on February 25, 2025. The loan bears interest at a fixed rate of 7% and is payable monthly in blended principal and interest payments in the amount of CFA 12,283,126 (approx. $31K) over 12 months from the disbursement date.
[4]	The unsecured loan is an installment payment agreement of $23,279 including interest at a fixed rate of 14.8% dated July 28, 2025 and is payable monthly in blended principal and interest payments in the amount of $1,924 over 12 months.